Bond with warrants and derivative instruments (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total	₩ 4,365,000	₩ 4,965,000	₩ 4,965,000	₩ 5,175,000	₩ 5,175,000	₩ 5,175,000	₩ 7,585,000
12 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total				800,000	800,000	800,000	800,000
13 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total				495,000	495,000	495,000	3,855,000
14 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total							750,000
15 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total	1,365,000	1,365,000	1,365,000	1,380,000	1,380,000	1,380,000	2,180,000
18 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total				2,500,000	2,500,000	₩ 2,500,000
20 th bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total		600,000	600,000
21 st bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Total	₩ 3,000,000	₩ 3,000,000	₩ 3,000,000